RELATED PARTIES - Schedule of Shareholders and Other Related Parties’ Benefits (Details) - USD ($) $ in Thousands		6 Months Ended				12 Months Ended
		Jun. 30, 2026		Jun. 30, 2025		Dec. 31, 2025
Officers And Directors Member
Related Party Transaction [Line Items]
Salary and related expenses – officers and directors		$ 900	[1]	$ 1,043	[2]
Share based payment – officers and directors	[3]	497		$ 1,625
Officers [Member]
Related Party Transaction [Line Items]
Related party transactions		(454)				$ (343)
Directors [Member]
Related Party Transaction [Line Items]
Related party transactions		$ (45)				$ (41)

[1]	The amounts for the six months ended June 30, 2025 include payroll and related expenses of $118 for a four-month advance notice period, as agreed in the employment agreement of the Company’s former president and director, whose employment was terminated by the board of directors on May 25, 2025.
[2]	See note 9(1.1)
[3]	The amounts for the six months ended June 30, 2025 include share-based compensation expenses of $672 related to the acceleration of future vesting pursuant to the termination of employment by the Company, and not for cause, as provided under the equity grant agreements of the Company’s former president, founder and director, approved by the Company’s shareholder and board of directors. In November 2025, the restricted share units (“RSUs”) will be technically delivered according to the employment terms.